Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0000017313
Registrant Name	Capital Southwest Corporation
Registration File Number	333-282873
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A